Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term borrowings	$ 11,766	$ 23,723	$ 14,139
Short-term borrowings, interest rate, at year end	0.49%	1.62%	1.92%
Short-term borrowings, average for the year	$ 19,182	$ 18,137	$ 21,790
Short-term borrowings, interest rate, average for the year	0.75%	2.04%	1.78%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 777	$ 828	$ 458
Short-term borrowings, interest rate, at year end	0.08%	1.45%	2.05%
Short-term borrowings, average for the year	$ 1,660	$ 1,457	$ 1,070
Short-term borrowings, interest rate, average for the year	0.35%	1.94%	1.70%
Short-term borrowings, maximum month end balance	$ 2,811	$ 3,629	$ 4,532
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 1,430	$ 1,165	$ 2,582
Short-term borrowings, interest rate, at year end	0.16%	1.41%	2.20%
Short-term borrowings, average for the year	$ 1,686	$ 1,770	$ 2,279
Short-term borrowings, interest rate, average for the year	0.50%	2.00%	1.87%
Short-term borrowings, maximum month end balance	$ 2,183	$ 2,755	$ 3,225
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 6,007	$ 7,576	$ 6,940
Short-term borrowings, interest rate, at year end	0.01%	1.07%	1.35%
Short-term borrowings, average for the year	$ 8,141	$ 8,186	$ 6,929
Short-term borrowings, interest rate, average for the year	0.26%	1.45%	0.94%
Short-term borrowings, maximum month end balance	$ 9,514	$ 9,431	$ 7,846
Other [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 3,552	$ 14,154	$ 4,159
Short-term borrowings, interest rate, at year end	1.51%	1.94%	2.68%
Short-term borrowings, average for the year	$ 7,695	$ 6,724	$ 11,512
Short-term borrowings, interest rate, average for the year	1.41%	2.78%	2.27%
Short-term borrowings, maximum month end balance	$ 20,569	$ 14,154	$ 16,588